Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income
Interest and other income

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
813	481	993	Interest and other income/(expenses)	1,294	257
			Of which:
599	500	144	Interest income	1,100	255
29	—	198	Dividend income (from investments in equity securities)	29	199
65	45	334	Net gains on sales and revaluation of non-current assets and businesses	110	527
7	(236)	166	Net foreign exchange gains/(losses) on financing activities	(229)	182
113	171	151	Other	284	(907)

Disclosure of impairment loss and reversal of impairment loss

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
7,872	6,285	(348)	Depreciation, depletion and amortisation	14,157	5,947
			Of which:
5,708	5,697	5,608	Depreciation	11,404	10,997
2,490	589	153	Impairments	3,079	1,059
(326)	—	(6,109)	Impairment reversals	(326)	(6,109)

Commodity price assumptions applied in impairment testing	The near-term commodity price assumptions applied in the relevant impairment testing in the second quarter 2023 were as follows:

Commodity price assumptions [A]	2024	2025	2026	2027
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	4.00	4.00	4.00	4.21
[A] Money of the day.

Disclosure of goodwill	Goodwill

$ million
	June 30, 2023	December 31, 2022
Goodwill	17,655	16,039

Deferred tax	Deferred tax

$ million
	June 30, 2023	December 31, 2022
Non-current assets
Deferred tax	6,238	7,815
Non-current liabilities
Deferred tax	15,955	16,186
Net deferred liability	(9,717)	(8,371)

Assets classified as held for sale	Assets classified as held for sale

$ million
	June 30, 2023	December 31, 2022
Assets classified as held for sale	417	2,851
Liabilities directly associated with assets classified as held for sale	6	1,395

Non controlling interest	Non-controlling interest

$ million
	June 30, 2023	December 31, 2022
Non-controlling interest	1,633	2,125

Cash flows from operating activities - Other	Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
954	(330)	1,706	Other	624	3,582

Cash flows from investing activities - Other	Other investing cash inflows

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
1,908	700	293	Other investing cash inflows	2,607	1,046